PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 48,321	$ 6,620	¥ 279,757		¥ 356,237
Prepaid expenses and other current assets	4,898	671	57,385
Due from subsidiaries	¥ 4,792	$ 657	¥ 44
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 56,209	$ 7,701	¥ 560,596
Total assets	100,617	13,785	1,018,243
Current liabilities:
Accrued expenses and other current liabilities	506,733	69,422	¥ 517,096
Due to subsidiaries	¥ 41,859	$ 5,735
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 1,812,805	$ 248,354	¥ 2,411,356
Total liabilities	1,904,212	260,877	2,519,593
Commitments and contingencies
Shareholders' deficit:
Additional paid-in capital	1,643,672	225,182	1,360,901
Accumulated other comprehensive income	54,266	7,434	48,216
Accumulated deficit	(3,014,534)	(412,989)	(2,427,992)
Total deficit	(1,803,595)	(247,092)	(1,501,350)		(1,506,681)	¥ (1,592,420)
Total liabilities and deficit	100,617	13,785	1,018,243
Class A ordinary shares
Shareholders' deficit:
Ordinary shares	370	51	364
Treasury shares (11,105,190 and 16,224,888 Class A ordinary shares as of December 31, 2023 and 2024, at cost)	¥ (486,706)	$ (66,679)	¥ (479,346)
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	860,000,000	860,000,000	860,000,000	860,000,000
Ordinary shares issued	58,730,507	58,730,507	57,861,327	57,861,327
Ordinary shares outstanding	42,505,619	42,505,619	46,756,137	46,756,137
Treasury shares	16,224,888	16,224,888	11,105,190	11,105,190
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	¥ 74	$ 10	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares issued	7,206,059	7,206,059	7,206,059	7,206,059
Ordinary shares outstanding	7,206,059	7,206,059	7,206,059	7,206,059
Parent Company
Current assets:
Cash and cash equivalents	¥ 1,504	$ 206	¥ 5,251	$ 719	¥ 1,844	¥ 23,506
Prepaid expenses and other current assets	112	15	226
Due from subsidiaries	¥ 438,701	$ 60,102	¥ 380,470
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 440,317	$ 60,323	¥ 385,947
Investment in subsidiaries	(1,852,411)	(253,779)	(1,560,377)
Total assets	(1,412,094)	(193,456)	(1,174,430)
Current liabilities:
Accrued expenses and other current liabilities	346,837	47,516	4,155
Due to subsidiaries	¥ 43,927	$ 6,018	319,198
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 390,764	$ 53,534	323,353
Total liabilities	390,764	53,534	323,353
Commitments and contingencies
Shareholders' deficit:
Treasury shares (11,105,190 and 16,224,888 Class A ordinary shares as of December 31, 2023 and 2024, at cost)	(486,706)	(66,679)	(479,346)
Additional paid-in capital	1,643,672	225,182	1,360,901
Accumulated other comprehensive income	54,266	7,435	48,216
Accumulated deficit	(3,014,534)	(412,989)	(2,427,992)
Total deficit	(1,802,858)	(246,990)	(1,497,783)
Total liabilities and deficit	(1,412,094)	(193,456)	(1,174,430)
Parent Company | Class A ordinary shares
Shareholders' deficit:
Ordinary shares	¥ 370	$ 51	¥ 364
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	860,000,000	860,000,000	860,000,000	860,000,000
Ordinary shares issued	58,730,507	58,730,507	57,861,327	57,861,327
Ordinary shares outstanding	42,505,619	42,505,619	46,756,137	46,756,137
Treasury shares	16,224,888	16,224,888	11,105,190	11,105,190
Parent Company | Class B ordinary shares
Shareholders' deficit:
Ordinary shares	¥ 74	$ 10	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Ordinary shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares issued	7,206,059	7,206,059	7,206,059	7,206,059
Ordinary shares outstanding	7,206,059	7,206,059	7,206,059	7,206,059